Cover	Aug. 27, 2021
Cover [Abstract]
Entity Registrant Name	RECRUITER.COM GROUP, INC.
Entity Central Index Key	0001462223
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Aug. 27, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Incorporation State Country Code	NV
Entity File Number	001-40563
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	500 Seventh Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	855
Local Phone Number	931-1500
Security 12b Title	Common Stock
Trading Symbol	RCRT
Amendment Description	On September 2, 2021, Recruiter.com Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting the completion of its acquisition of substantially all of the assets of Novo Group, Inc. (“Novo Group”) except for certain assets specified in the transaction documents. This Amendment No. 1 to the Initial Form 8-K amends and supplements the Initial Form 8-K to include financial statements and pro forma financial information permitted to be filed by amendment no later than 71 calendar days after the date that the Initial Form 8-K was required to be filed with the Securities and Exchange Commission.